Property, plant and equipment - Summary of Impairment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	€ 5,026	€ 3,233	€ 915
Impairment loss related to right-of-use assets	9,941	7,905	832
Intangible asset impairment	72	58	35
Zegna segment
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment, Impairment	1,671	688	595
Reversal of impairment loss related to property, plant and equipment			(44)
Impairment loss			551
Right-of-use assets, Impairment	2,450	3,404	268
Reversal of impairment loss recognized in right of use asset			0
Impairment loss related to right-of-use assets			268
Right-of-use assets, Impairment	8	58	37
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill			(2)
Intangible asset impairment			35
Thom Browne segment
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment, Impairment	251	752	18
Right-of-use assets, Impairment	244	2,205	0
Right-of-use assets, Impairment	0	0	0
Tom Ford Fashion segment
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment, Impairment	3,104	1,793	346
Right-of-use assets, Impairment	7,247	2,296	564
Right-of-use assets, Impairment	€ 64	€ 0	€ 0